                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22092

                          Oppenheimer Global Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                      Date of reporting period: 07/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                     Shares            Value
                                                 --------------   --------------
COMMON STOCKS--98.1%
CONSUMER DISCRETIONARY--29.8%
AUTO COMPONENTS--1.3%
Stoneridge, Inc.(1)                                       5,000   $       22,200
AUTOMOBILES--1.4%
Bayerische Motoren Werke (BMW) AG, Preference               811           23,407
DISTRIBUTORS--2.0%
Inchcape plc                                             76,510           34,916
HOTELS, RESTAURANTS & LEISURE--6.7%
Dover Motorsports, Inc.                                  27,800           38,920
International Speedway Corp., Cl. A                       1,100           28,127
Orient-Express Hotel Ltd., Cl. A                          3,000           26,550
Sonesta International Hotels Corp., Cl. A                 2,100           20,013
                                                                  --------------
                                                                         113,610
HOUSEHOLD DURABLES--1.9%
Tempur-Pedic International, Inc.                          2,150           31,885
MEDIA--14.5%
Belo Corp., Cl. A                                        14,500           41,615
Cablevision Systems Corp. New York Group,
   Cl. A                                                  7,500          153,525
Fisher Communications, Inc.                               2,700           49,977
                                                                  --------------
                                                                         245,117
SPECIALTY RETAIL--2.0%
Tiffany & Co.                                               300            8,949
Topps Tiles plc(1)                                       17,420           24,807
                                                                  --------------
                                                                          33,756
CONSUMER STAPLES--7.5%
FOOD & STAPLES RETAILING--5.5%
ABB Grain Ltd.                                            7,050           52,536
Great Atlantic & Pacific Tea Co., Inc.
   (The)(1)                                               6,870           39,640
                                                                  --------------
                                                                          92,176
FOOD PRODUCTS--2.0%
Viterra, Inc.(1)                                          4,070           34,268
FINANCIALS--24.1%
CAPITAL MARKETS--2.4%
Credit Suisse Group AG                                      610           28,826
Morgan Stanley                                              400           11,400
                                                                  --------------
                                                                          40,226
CONSUMER FINANCE--1.0%
SLM Corp.(1)                                              1,850           16,447
DIVERSIFIED FINANCIAL SERVICES--3.0%
Guoco Group Ltd.                                          5,500           51,603


                       1 | Oppenheimer Global Value Fund

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

INSURANCE--3.9%
MBIA, Inc.(1)                                             3,700           15,503
Prudential plc                                            2,693           20,165
XL Capital Ltd., Cl. A                                    2,125           29,920
                                                                  --------------
                                                                          65,588
REAL ESTATE MANAGEMENT & DEVELOPMENT--13.8%
Forest City Enterprises, Inc., Cl. A                     14,220          101,531

                                                     Shares            Value
                                                 --------------   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT CONTINUED
Henderson Land Development Co. Ltd.                       9,000   $       59,170
Mitsui Fudosan Co. Ltd.                                   2,000           36,952
St. Joe Co. (The)(1)                                      1,300           36,608
                                                                  --------------
                                                                         234,261
HEALTH CARE--8.8%
BIOTECHNOLOGY--2.0%
Cepheid, Inc.(1)                                          2,600           27,482
ImmunoGen, Inc.(1)                                          800            6,952
                                                                  --------------
                                                                          34,434
HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
Align Technology, Inc.(1)                                 1,500           16,365
Exactech, Inc.(1)                                         1,400           19,950
Vascular Solutions, Inc.(1)                               1,700           13,073
                                                                  --------------
                                                                          49,388
PHARMACEUTICALS--3.9%
Allergan, Inc.                                              830           44,347
Roche Holding AG                                            132           20,813
                                                                  --------------
                                                                          65,160
INDUSTRIALS--10.6%
AEROSPACE & DEFENSE--2.2%
Herley Industries, Inc.(1)                                3,100           37,758
BUILDING PRODUCTS--0.8%
Griffon Corp.(1)                                          1,500           14,460
COMMERCIAL SERVICES & SUPPLIES--2.5%
Bowne & Co., Inc.                                         5,241           42,085
MACHINERY--2.3%
Fanuc Ltd.                                                  200           16,367
SMC Corp.                                                   200           22,573
                                                                  --------------
                                                                          38,940
TRADING COMPANIES & DISTRIBUTORS--2.8%
Kaman Corp.                                               2,120           40,662
United Rentals, Inc.(1)                                     800            5,976
                                                                  --------------
                                                                          46,638
INFORMATION TECHNOLOGY--12.4%
COMMUNICATIONS EQUIPMENT--2.9%
QUALCOMM, Inc.                                            1,070           49,445


                       2 | Oppenheimer Global Value Fund

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
Hoya Corp.                                                1,300           31,392
Nidec Corp.                                                 300           21,717
                                                                  --------------
                                                                          53,109
INTERNET SOFTWARE & SERVICES--3.1%
eBay, Inc.(1)                                             1,625           34,531
GSI Commerce, Inc.(1)                                     1,000           18,240
                                                                  --------------
                                                                          52,771
IT SERVICES--1.9%
Infosys Technologies Ltd.                                   750           32,289

                                                     Shares            Value
                                                 --------------   --------------
OFFICE ELECTRONICS--1.3%
Canon, Inc.                                                 600   $       22,475
MATERIALS--1.5%
METALS & MINING--0.5%
Ivanhoe Mines Ltd.(1)                                     1,000            8,060
PAPER & FOREST PRODUCTS--1.0%
Catalyst Paper Corp.(1)                                 106,479           17,792
TELECOMMUNICATION SERVICES--3.4%
WIRELESS TELECOMMUNICATION SERVICES--3.4%
Telephone & Data Systems, Inc.                            2,200           56,627
                                                                  --------------
Total Common Stocks (Cost $1,416,772)                                  1,660,891

                                                    Principal
                                                     Amount
                                                 --------------
NON-CONVERTIBLE CORPORATE BONDS AND
   NOTES--1.3%
MBIA Insurance Co., 14% Bonds, 1/15/33(2)
   (Cost $25,885)                                $       60,000           21,237

                                                     Shares
                                                 --------------
INVESTMENT COMPANIES--3.8%
JPMorgan U.S. Treasury Plus Money Market Fund,
   Agency Shares, 0.04%(3)                                   51               51
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.42%(3, 4)                                    65,076           65,076
                                                                  --------------
Total Investment Companies (Cost $65,127)                                 65,127
TOTAL INVESTMENTS, AT VALUE (COST $1,507,784)             103.2%       1,747,255
Liabilities in Excess of Other Assets                      (3.2)         (54,878)
                                                          -----   --------------
Net Assets                                                100.0%  $    1,692,377

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of July
     31, 2009 was $21,237, which represents 1.25% of the Fund's net assets. See accompanying Notes.

(3.) Rate shown is the 7-day yield as of July 31, 2009.


                       3 | Oppenheimer Global Value Fund

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES                              SHARES
                                         APRIL 30,     GROSS        GROSS     JULY 31,
                                            2009     ADDITIONS   REDUCTIONS     2009
                                         ---------   ---------   ----------   --------
Oppenheimer Institutional Money Market
   Fund, Cl. E                             59,533     204,964      199,421     65,076

                                          VALUE    INCOME
                                         -------   ------
Oppenheimer Institutional Money Market
   Fund, Cl. E                           $65,076     $53

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

                                                          LEVEL 2--
                                             LEVEL 1--      OTHER        LEVEL 3--
                                            UNADJUSTED   SIGNIFICANT    SIGNIFICANT
                                              QUOTED      OBSERVABLE   UNOBSERVABLE
                                              PRICES        INPUTS        INPUTS         VALUE
                                            ----------   -----------   ------------   ----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                   $  469,975    $ 34,916          $--       $  504,891
   Consumer Staples                            126,444          --           --          126,444
   Financials                                  260,400     147,725           --          408,125
   Health Care                                 148,982          --           --          148,982
   Industrials                                 163,514      16,367           --          179,881
   Information Technology                      187,614      22,475           --          210,089
   Materials                                    25,852          --           --           25,852
   Telecommunication Services                   56,627          --           --           56,627


                       4 | Oppenheimer Global Value Fund

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

Non-Convertible Corporate Bonds and Notes           --      21,237           --           21,237
Investment Companies                            65,127          --           --           65,127
                                            ----------    --------          ---       ----------
Total Assets                                $1,504,535    $242,720          $--       $1,747,255
                                            ----------    --------          ---       ----------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts         $       --    $    (55)         $--       $      (55)
                                            ----------    --------          ---       ----------
Total Liabilities                           $       --    $    (55)         $--       $      (55)
                                            ----------    --------          ---       ----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JULY 31, 2009 ARE AS FOLLOWS:

                                           CONTRACT
                                    BUY/    AMOUNT        EXPIRATION             UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   SELL    (000S)           DATE       VALUE   DEPRECIATION
---------------------------------   ----   --------       ----------   ------   ------------
UBS INVESTMENT BANK
British Pound Sterling (GBP)        Sell          2 GBP     8/3/09     $2,819        $55

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings     Value      Percent
-------------------   ----------   -------
United States         $1,157,207     66.2%
Japan                    151,476      8.7
United Kingdom            79,888      4.6
Canada                    60,120      3.4
Hong Kong                 59,170      3.4
Australia                 52,536      3.0
Bermuda                   51,603      3.0
Switzerland               49,639      2.8
India                     32,289      1.9
Cayman Islands            29,920      1.7


                       5 | Oppenheimer Global Value Fund

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

Germany                   23,407      1.3
                      ----------    -----
TOTAL                 $1,747,255    100.0%
                      ==========    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                       6 | Oppenheimer Global Value Fund

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                       7 | Oppenheimer Global Value Fund

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES

As of July 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at


                       8 | Oppenheimer Global Value Fund

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,625,971
Federal tax cost of other investments        2,063
                                        ----------
Total federal tax cost                  $1,628,034
                                        ==========
Gross unrealized appreciation           $  212,029
Gross unrealized depreciation              (92,633)
                                        ----------
Net unrealized appreciation             $  119,396
                                        ==========


                       9 | Oppenheimer Global Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Value Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 09/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 09/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 09/11/2009